Intangible Assets and Liabilities - Intangible Assets, Unfavorable Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 122,481
Additions/ (Amortization)	(74,963)	$ (108,538)	$ 0
Ending balance	47,906	122,481
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	231,019
Additions/ (Amortization)	388
Ending balance	231,407	231,019
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(108,538)
Additions/ (Amortization)	(74,963)
Ending balance	(183,501)	(108,538)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	122,481
Additions/ (Amortization)	(74,575)
Ending balance	$ 47,906	$ 122,481